Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan [Abstract]
Eligibility age for normal retirement benefit plan, in years	65 years
Lump sum based on employee contribution percentage to certain breakpoint	2.00%
Additional percentage exceeding the breakpoint	6.00%
Maximum percentage of pensionable salary	5.00%
Maximum employer contributions, in years	40 years
Expected benefit payments, 2014	$ 7,070,000
Expected benefit payments, 2015	7,811,000
Expected benefit payments, 2016	8,663,000
Expected benefit payments, 2017	9,576,000
Expected benefit payments, 2018	10,389,000
Total expense	$ 5,646,000	$ 5,300,000	$ 4,209,000
Salary and bonus defer percentage under the plan	100.00%
Amount on the dollar ESA matches up to 10% of employees total salary	$ 0.50
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	$ 1,962,000	$ 1,194,000	$ 1,221,000
ESA contribution to the plan	334,000
Cash surrender value of the life insurance policies	5,190,000
Non-qualified defined contribution plan liabilitiy	8,847,000
Plan assets of life insurance policies, cash surrender	3,030,000
Related liability, pension payments	$ 5,155,000